Derivative Liability	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Notes to Financial Statements
Derivative Liability

Note 10 – Derivative Liability

The Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted, and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

Based on the various convertible notes described in Note 13, the fair value of applicable derivative liabilities on notes, warrants and change in fair value of derivative liability are as follows as of October 31, 2019:

following table presents the activity for derivative liabilities measured at estimated fair value:

	Derivative Liability - Convertible Notes	Derivative Liability - Warrants	Derivative Liability - Downside Protection	Total
Balance as of July 31, 2019	4,156,196	325,250	3,338,836	7,820,282
Additions during the period	1,021,996	30,353	—	1,052,349
Change in fair value	(1,131,157)	(66,456)	3,033,820	1,836,207
Change due to exercise / redemptions	(1,875,052)	(36,432)	—	(1,911,484)
Balance as of October 31, 2019	$2,171,983	$252,715	$6,372,656	$8, 797,354

Note 14 – Derivative Liability

The Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date. The Company’s estimate of fair value used quoted market prices of the underlying financial instrument and valued the warrants using a multinomial lattice models.

The following table presents the activity for derivative liabilities measured at estimated fair value:

	Derivative Liability - Convertible Notes	Derivative Liability - Warrants	Derivative Liability - Downside Protection	Total
Balance as of August 1, 2017	$—	$—	$—	$—

Balance as of July 31, 2018	—	—	—	—
Additions during the year	5,178,241	353,464	6,424,338	11,956,043
Change in fair value	988,267	(28,214)	(3,085,502)	(2,125,449)
Change due to exercise / redemptions	(2,010,312)	—	—	(2,010,312)
				—
Balance as of July 31, 2019	$4,156,196	$325,250	$3,338,836	$7,820,282